Concentration of risks (Details Textual)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Sales Revenue, Net [Member]
Concentration Risk, Percentage	10.00%	10.00%	10.00%